Condensed consolidated cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Operating profit before tax from continuing operations	£ 3,029	£ 3,589
Operating profit/(loss) before tax from discontinued operations	11	(108)
Adjustments for non-cash and other items	2,284	2,133
Net cash flows from trading activities	5,324	5,614
Changes in operating assets and liabilities	9,625	(17,376)
Net cash flows from operating activities before tax	14,949	(11,762)
Income taxes paid	(877)	(631)
Net cash flows from operating activities	14,072	(12,393)
Net cash flows from investing activities	(1,524)	(2,833)
Net cash flows from financing activities	(2,350)	(3,260)
Effects of exchange rate changes on cash and cash equivalents	(778)	(1,801)
Net increase/(decrease) in cash and cash equivalents	9,420	(20,287)
Cash and cash equivalents at beginning of period	118,824	158,449
Cash and cash equivalents at end of period	£ 128,244	£ 138,162